WARRANTS (Details) (USD $)	12 Months Ended					0 Months Ended		0 Months Ended		0 Months Ended					0 Months Ended		12 Months Ended			0 Months Ended					0 Months Ended		0 Months Ended		0 Months Ended		0 Months Ended		12 Months Ended			0 Months Ended
	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010	Jan. 25, 2010 Ordinary shares	Dec. 31, 2008 Series A Preferred Shares	Jan. 25, 2010 Unit	Jan. 25, 2010 Unit ADS	Aug. 19, 2011 Vicis Ordinary shares	Nov. 10, 2006 Founders' Warrants CHL	Nov. 10, 2006 Founders' Warrants CHL Unit	Nov. 10, 2006 Morgan Joseph Warrants	Nov. 10, 2006 Morgan Joseph Warrant, one Unit	Nov. 10, 2006 Morgan Joseph Warrant, two Unit	Apr. 11, 2007 Holders' Warrants Vicis and JMG Notes	Apr. 11, 2007 Holders' Warrants Vicis Notes	Apr. 11, 2007 Holders' Warrants JMG Notes	Dec. 31, 2010 Morgan Joseph Preferred Shares Warrant	Jan. 25, 2010 Morgan Joseph Preferred Shares Warrant	Jan. 28, 2008 Morgan Joseph Preferred Shares Warrant	Jan. 28, 2008 Morgan Joseph Preferred Shares Warrant Ordinary shares	Jan. 28, 2008 Morgan Joseph Preferred Shares Warrant Series A Preferred Shares	Jan. 28, 2008 Morgan Joseph Preferred Shares Warrant Series A Preferred Shares Maximum	Jan. 25, 2010 Morgan Joseph Converted Warrant Ordinary shares	Jan. 25, 2010 Morgan Joseph Converted Warrant Ordinary shares Maximum	Jan. 25, 2010 IPO Warrants item	Jan. 25, 2010 IPO Warrants ADS Minimum	Jan. 25, 2010 IPO Warrants Unit	Jan. 25, 2010 IPO Warrants Unit ADS	Jan. 25, 2010 Underwriter's Warrants	Jan. 25, 2010 Underwriter's Warrants Ordinary shares	Jan. 25, 2010 Underwriter's Warrants Unit	Jul. 26, 2010 Shoen's Warrants CHL	Dec. 31, 2012 Vicis'/Shoen's Amended Warrants	Dec. 31, 2011 Vicis'/Shoen's Amended Warrants	Oct. 27, 2011 Vicis'/Shoen's Amended Warrants	Aug. 18, 2011 Vicis' Amended Warrants Vicis	Aug. 19, 2011 Vicis' Amended Warrants Vicis item	Oct. 27, 2011 Shoen's Amended Warrants item
WARRANTS
Issuance of units						6,000,000				375,000																	6,000,000
Share price (in dollars per share)				$ 4.93	$ 1,000																					$ 23.00
Unit price (in dollars per share)						$ 16.00	$ 14.80					$ 6.60	$ 6.60												$ 1.20		$ 16.00	$ 14.80
Number of ordinary shares per unit										1		1	1
Number of warrants consisted in each unit										2		2	4														1
Number of ADS consisted in each unit							1																				1
Number of ordinary shares that can be purchased by warrant holder									1			1	1		1	1									3					3
Exercise price of warrants (in dollars per share)								$ 1.1544	$ 5.00			$ 5.00	$ 5.00		$ 5.00	$ 5.00					$ 1,100		$ 3.26		$ 15.00					$ 18.00	$ 19.20					$ 1.1544		$ 1.15
Redemption price of each warrant during the exercise period (in dollars per share)									$ 0.001					$ 0.001											$ 0.01
Minimum last independent bid price of the ordinary share for warrant redemption (in dollars per share)									$ 8.50					$ 8.50																							$ 17.66	$ 17.66
Considerations of ordinary shares and the Founders' Warrants issued to Founding Shareholders																																0
Number of warrants issued (in shares)											2					666,666																66,964
Number of shares that can be purchase by warrant holder	34,086,929											550,000	283,333									15,000		4,606,880
Convertible notes														$ 50,000,000		$ 9,000,000
Debt converted into shares															41,000,000
Shares issued on conversion of debt															6,833,333
Debt converted into warrants															18,666,666
Percentage of the then-effective conversion price per share for exercise price of warrants																				110.00%
Fair value of warrants																		13,968,000	899,000														839,000	440,000	1,391,000
Changes in fair value of warrant liabilities	(399,000)	951,000	365,000														365,000																(399,000)	951,000
Number of ordinary shares represented by each ADS	3	3	3				3																					3
Threshold number trading days for which the share price should exceed the specified amount																									20
Threshold period of specified consecutive trading days within which the share price should exceed the specified amount																									30 days
Warrants issued as part of the payment for services rendered																													100.00
Percentage of the units of securities sold in the IPO allowed to be purchased by the holder of the warrant																															4.00%
Purchase price of units as a percentage of the IPO price																															120.00%
Exercise price of warrants as a percentage of the IPO warrant exercise price																														120.00%
Term of warrants																													5 years
Warrants exercised (in shares)																																				8,662,509		31,072
Exercise of warrants (in shares)								8,662,509																												8,662,509		31,072
Warrants outstanding (in shares)																																				10,004,157		35,892
Number of terms amended																																					3	3
Warrants classified from equity to liability (in shares)																																					10,004,157	35,892
Debit to additional paid-in capital as a result of reclassification of warrants from equity to liability																																		$ 1,391,000